Stock-Based Compensation - Schedule of Fair Value of Stock-Based Compensation Awards (Details)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Fair Value of Stock-Based Compensation Awards [Abstract]
Expected term minimum	4 years	4 years
Expected term maximum	5 years	5 years
Expected volatility minimum	59.63%
Expected volatility		58.56%
Expected volatility maximum	63.35%
Expected dividend rate	0.00%	0.00%
Risk-free rate minimum	4.34%	3.85%
Risk-free rate maximum	4.36%	3.92%